Segments of operations	6 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segments of operations

3. Segments of operations

The Company’s chief operating decision maker is the Company’s Chief Executive Officer (the “CODM”), who makes resource allocation decisions and assesses performance based on financial information prepared on a consolidated basis, accompanied by disaggregated information about revenues, gross profit (loss) and operating loss by the two identified reportable segments.

The Company’s reportable segments consist of only one segment which is the Gym Equipment segment. Operating loss for the segment includes revenues from third parties, cost of goods sold and operating expenses directly attributable to the segment.

The accounting policies of the segment is the same as those described in Note 2, “Summary of Significant Accounting Policies.”

	For the six-month period ended December 31, 2025
	Gym Equipment	Total

Revenue	$2,730,597	$2,730,597
Cost of Goods Sold	1,682,237	1,682,237
Segment Gross Profit	(1,048,360)	(1,048,360)

Loss before taxes	$9,870,235	$9,870,235

Supplemental Segment Information:
Amortization of operating right of use asset	137,557	137,557
Depreciation expenses	2,530	2,530
IPO related-expenses	300,000	300,000
Unrealized loss on digital assets	4,654,481	4,654,481
Amortization of debt discount	263,315	263,315
Unrealized gain from marketable securities	-	-
Interest income	85,699	85,699
Interest expense	674,034	674,034

Total Assets	$67,741,356	$67,741,356

	For the six-month period ended December 31, 2024
	Gym Equipment	Total

Revenue	$2,647,039	$2,647,039
Cost of Goods Sold	1,632,280	1,632,280
Segment Gross Profit	(1,014,759)	(1,014,759)

Loss before taxes	$1,339,691	$1,339,691

Supplemental Segment Information:
Amortization of operating right of use asset	138,728	138,728
Depreciation expenses	5,195	5,195
IPO related-expenses	300,000	300,000
Unrealized gain from marketable securities	77,681	77,681
Interest income	129,292	129,292
Interest expense	74,256	74,256

Total Assets	$9,912,795	$9,912,795

GMEX ROBOTICS CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

3.	Segments of operations (continued)

	For the fiscal year ended June 30, 2025
	Gym Equipment	Total

Revenue	$5,200,138	$5,200,138
Cost of Goods Sold	3,157,996	3,157,996
Segment Gross Profit	2,042,142	2,042,142

Loss before taxes	$(349,227)	$(349,227)

Supplemental Segment Information:
Operating lease expense	303,869	303,869
Depreciation expense	9,467	9,467
Change in fair value of warrants	2,024,942	2,024,942
Loss on extinguishment of warrants	(285,346)	(285,346)
IPO related-expenses	600,000	600,000

Realized gain on investments	50,675	50,675
Interest income	215,586	215,586
Interest expense	114,006	114,006

Total Assets	$11,395,509	$11,395,509